Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 71-0335111 001 [Member]
Notes to Financial Statements
EBP, Summary of Accounting Policy [Text Block]
2.	Summary of Significant Accounting Policies

Basis of Accounting

The accompanying financial statements of the Plan are prepared utilizing the accrual method of accounting.

Contributions

Contributions from plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value on December 31, 2025 and 2024. See Note 3, Fair Value Measurements, for additional information on investment valuation. Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation or depreciation in fair value of investments represents increases or decreases in value resulting from realized and unrealized gains and losses. The cost of securities sold is determined by the weighted average cost method. Shares of mutual funds are valued at published market prices. Shares of common stock are valued at quoted market prices. As a practical expedient, investments in the common/collective trust are valued at the net asset value per unit, as determined by the issuer of the respective trust.

The MissionSquare Funds of VantageTrust Stable Value Fund (Stable Value Fund), a common/collective trust, is designed to deliver safety and stability by preserving principal and accumulating earnings. This Stable Value Fund is primarily invested in guaranteed investment contracts, bank investment contracts, and synthetic investment contracts. The Plan may withdraw from the Stable Value Fund with 12 month written advance notice to the trustee. The notice period may be shortened or waived by the trustee in its sole discretion. There are no restrictions on participant-directed redemptions. There were no unfunded commitments at December 31, 2025 or 2024.

Payment of Benefits

Benefits are recorded when paid. Defaults on participant notes receivable are recorded as withdrawals and distributions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risk and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market volatility and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.